FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2022 (Successor Period):

(In thousands)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
Assets:
Interest rate collar	$198	$—	$198	$—
Liabilities:
Derivative warrant liabilities - Public	$7,130	$7,130	$—	$—
Derivative warrant liabilities - Private	$11,181	$—	$11,181	$—
Private derivative warrants are classified as Level 2 financial instruments. The fair value of the Level 2 Private Placement Warrant liabilities has been measured based on the fair value of Public Warrant liabilities. The interest rate collar has been measured at net present value by projecting future cash flows and discounting the future amounts to a present value using market-based observable inputs including interest rate curves and credit spreads.

For goodwill (see “Note 6. Goodwill”), fair value assessments of the reporting units and the reporting units’ net assets performed for goodwill impairment tests are considered a Level 3 measurement due to the significance of unobservable inputs developed using company-specific information.

The Company measures certain long-lived and intangible assets at fair value on a nonrecurring basis when events occur that indicate an asset group may not be recoverable. If the carrying amount of an asset group is not recoverable, an impairment charge is recorded to reduce the carrying amount by the excess over its fair value. Except for the initial valuation of long-lived assets in connection with the Business Combination (see “Note 4. Business Combinations”) and impairment of goodwill discussed above, no long-lived assets were remeasured at fair value on a nonrecurring basis during the periods presented.